Document and Entity Information	Jun. 28, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 28, 2024
Entity Registrant Name	KKR INCOME OPPORTUNITIES FUND
Entity Incorporation State Country Code	DE
Entity File Number	811-22543
Entity Tax Identification Number	80-6247755
Entity Address Address Line 1	555 California Street
Entity Address Address Line 2	50th Floor
Entity Address City Or Town	San Francisco
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94104
City Area Code	415
Local Phone Number	315-3620
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares of Beneficial Interest
Trading Symbol	KIO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001515940
Amendment Flag	false